EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2019
EQUITY METHOD INVESTMENT
EQUITY METHOD INVESTMENT

15.   EQUITY METHOD INVESTMENT

In January 2018, the Company’s subsidiary, Gold Master co-founded Shanghai Xin Feng Hou Factoring Company Limited (“Xin Feng Hou”) with Shanghai Pan Hou Investment Management Company (“Pan Hou”). Gold Master contributed RMB 24.5 million, representing 49% of the equity interest in Xin Feng Hou, while Pan Hou holds the remaining 51%. Xin Feng Hou mainly engages in financing for accounting receivables and other factoring arrangements.

Pursuant to the Articles of the Incorporation, voting rights are determined by the percentage of equity contribution. In order for a resolution to be passed, over 50% of votes is required. Therefore, the Group determined that it does not control Xin Feng Hou, and recognized it as an equity method investment, as opposed to be consolidated into the financial statements.

The Group would reassess the appropriateness of the accounting treatment for the investment, if there is any significant change in the percentage of equity holding interest or the mechanism for board resolutions.

The Group recognised a gain from investments of RMB 114 thousand in the consolidated statement of comprehensive income/(loss) for the year ended December 31, 2019.